SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 351,004	$ 370,254	$ 554,287
Accumulated depreciation and amortization	(190,473)	(191,141)	(326,398)
Net	160,531	179,113	227,889
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	47,845	47,845	60,974
Waste and Recycling Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 303,159	322,409	393,340
Software [Member]
Property, Plant and Equipment [Line Items]
Total			99,025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total			$ 948